Related Parties And Related Party Transactions - Additional Information (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 04, 2019
Disclosure of transactions between related parties [line items]
Registered capital			¥ 1,500,000
Non-controlling interests	¥ 1,505,508	¥ 1,591,513
Ping An Insurance Company of ChinaLtd [Member]
Disclosure of transactions between related parties [line items]
Registered capital			¥ 3,500,000
Non-controlling interests	¥ 1,500,000